Equity Index Portfolio
Schedule of Investments (unaudited)
As of March 31, 2026
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Communication Services (10.3%)
	Alphabet Inc. Class A	1,303,542	374,847
	Alphabet Inc. Class C	1,047,605	300,516
	Meta Platforms Inc. Class A	489,808	280,234
*	Netflix Inc.	945,500	90,910
	Verizon Communications Inc.	944,438	47,411
	AT&T Inc.	1,567,850	45,452
	Walt Disney Co.	396,655	38,230
	Comcast Corp. Class A	803,395	23,065
	T-Mobile US Inc.	106,068	22,277
*	Warner Bros Discovery Inc.	555,025	15,241
	Electronic Arts Inc.	50,371	10,269
*	Take-Two Interactive Software Inc.	39,007	7,704
*	Live Nation Entertainment Inc.	35,420	5,402
	Omnicom Group Inc.	70,589	5,316
*	Charter Communications Inc. Class A	19,320	4,171
*	EchoStar Corp. Class A	30,201	3,536
	TKO Group Holdings Inc. Class A	14,855	2,995
	Fox Corp. Class A	44,097	2,575
*	Trade Desk Inc. Class A	98,529	2,236
	News Corp. Class A	82,730	2,062
	Fox Corp. Class B	32,845	1,744
	News Corp. Class B	27,787	792
	Paramount Skydance Corp. Class B	69,404	626
			1,287,611
Consumer Discretionary (9.9%)
*	Amazon.com Inc.	2,187,691	455,630
*	Tesla Inc.	629,836	234,142
	Home Depot Inc.	222,924	73,318
	McDonald's Corp.	159,482	49,565
	TJX Cos. Inc.	248,658	39,711
	Booking Holdings Inc.	7,219	30,394
	Lowe's Cos. Inc.	125,597	29,676
	Starbucks Corp.	255,138	22,858
*	O'Reilly Automotive Inc.	188,635	17,413
	Marriott International Inc. Class A	49,278	16,117
	Ross Stores Inc.	72,460	15,697
	Hilton Worldwide Holdings Inc.	51,378	15,623
	Royal Caribbean Cruises Ltd.	56,349	15,506
	General Motors Co.	202,419	15,080
	NIKE Inc. Class B	266,727	14,089
*	DoorDash Inc. Class A	83,720	12,571
*	AutoZone Inc.	3,709	12,528
*	Airbnb Inc. Class A	94,853	11,978
	Ford Motor Co.	878,053	10,133
*	Carvana Co.	31,644	9,948
	Yum! Brands Inc.	62,235	9,676
*	Chipotle Mexican Grill Inc.	291,469	9,330
	eBay Inc.	101,237	9,215
	Garmin Ltd.	36,619	8,496
	DR Horton Inc.	60,408	8,289
	Carnival Corp.	257,059	6,653
	Tapestry Inc.	45,251	6,385
	Expedia Group Inc.	26,245	6,060
	Tractor Supply Co.	118,173	5,353
*	Ulta Beauty Inc.	9,952	5,202
	PulteGroup Inc.	43,053	5,063
	Darden Restaurants Inc.	25,708	5,040
	Williams-Sonoma Inc.	26,776	4,882
	Lennar Corp. Class A	48,239	4,189
*	NVR Inc.	627	4,132
*	Lululemon Athletica Inc.	23,947	3,666
	Las Vegas Sands Corp.	67,717	3,649

		Shares	Market Value ($000)
*	Aptiv plc	47,701	3,312
	Genuine Parts Co.	31,115	3,290
*	Deckers Outdoor Corp.	31,843	3,187
	Ralph Lauren Corp.	8,627	2,968
	Best Buy Co. Inc.	43,708	2,806
	Hasbro Inc.	29,732	2,783
	Domino's Pizza Inc.	6,963	2,498
	Wynn Resorts Ltd.	18,931	1,922
*	Norwegian Cruise Line Holdings Ltd.	101,547	1,899
*	MGM Resorts International	43,016	1,592
	Pool Corp.	7,372	1,492
			1,235,006
Consumer Staples (5.2%)
	Walmart Inc.	981,729	122,009
	Costco Wholesale Corp.	99,405	99,050
	Procter & Gamble Co.	520,410	75,168
	Coca-Cola Co.	867,019	65,937
	Philip Morris International Inc.	348,605	57,638
	PepsiCo Inc.	306,061	47,528
	Altria Group Inc.	375,884	24,805
	Mondelez International Inc. Class A	286,986	16,542
	Colgate-Palmolive Co.	180,420	15,377
	Target Corp.	101,363	12,285
*	Monster Beverage Corp.	159,700	11,572
	Kroger Co.	130,281	9,427
	Keurig Dr Pepper Inc.	304,259	8,011
	Archer-Daniels-Midland Co.	107,469	7,812
	Sysco Corp.	107,408	7,661
	Kenvue Inc.	429,595	7,406
	Kimberly-Clark Corp.	74,304	7,168
	Hershey Co.	33,190	6,900
	Dollar General Corp.	49,271	5,850
	Church & Dwight Co. Inc.	53,112	4,956
	Constellation Brands Inc. Class A	31,497	4,725
*	Dollar Tree Inc.	41,487	4,543
	General Mills Inc.	119,732	4,457
	Kraft Heinz Co.	191,252	4,301
	Tyson Foods Inc. Class A	63,081	4,042
	Estee Lauder Cos. Inc. Class A	55,509	3,984
	Bunge Global SA	30,352	3,861
	McCormick & Co. Inc. (Non-Voting)	56,952	2,873
	Clorox Co.	27,133	2,812
	J M Smucker Co.	23,752	2,291
	Conagra Brands Inc.	106,641	1,676
	Molson Coors Beverage Co. Class B	37,814	1,628
	Hormel Foods Corp.	65,050	1,473
	Brown-Forman Corp. Class B	38,216	1,011
	Campbell's Co.	44,556	992
			657,771
Energy (4.0%)
	Exxon Mobil Corp.	935,881	158,782
	Chevron Corp.	419,790	86,855
	ConocoPhillips	274,362	36,216
	Williams Cos. Inc.	273,325	19,893
	EOG Resources Inc.	121,570	17,575
	SLB Ltd.	334,712	17,201
	Valero Energy Corp.	68,308	16,877
	Phillips 66	90,229	16,438
	Marathon Petroleum Corp.	66,063	16,131
	Kinder Morgan Inc.	438,388	14,699
	Baker Hughes Co.	221,456	13,520
	ONEOK Inc.	140,888	12,735
	Targa Resources Corp.	48,028	12,042
	Occidental Petroleum Corp.	161,058	10,469
	EQT Corp.	139,731	8,892
	Diamondback Energy Inc.	43,468	8,597
	Halliburton Co.	187,788	7,322
	Devon Energy Corp.	139,137	7,001
	Texas Pacific Land Corp.	12,948	6,145

		Shares	Market Value ($000)
	Coterra Energy Inc.	170,192	5,981
	Expand Energy Corp.	53,311	5,852
	APA Corp.	79,332	3,367
			502,590
Financials (12.4%)
*	Berkshire Hathaway Inc. Class B	410,667	196,792
	JPMorgan Chase & Co.	569,352	167,481
	Visa Inc. Class A	376,488	113,790
	Mastercard Inc. Class A	182,389	91,132
	Bank of America Corp.	1,431,133	69,768
	Wells Fargo & Co.	692,540	55,133
	Goldman Sachs Group Inc.	63,728	53,913
	Morgan Stanley	269,453	44,344
	Citigroup Inc.	377,732	42,839
	American Express Co.	119,928	36,276
	Charles Schwab Corp.	374,079	35,156
	Blackrock Inc.	32,314	31,077
	S&P Global Inc.	68,527	29,147
	Chubb Ltd.	81,463	26,551
	Progressive Corp.	131,255	26,020
	Capital One Financial Corp.	139,970	25,535
	CME Group Inc.	80,753	23,850
	Intercontinental Exchange Inc.	127,108	19,991
	Blackstone Inc.	167,758	19,290
	PNC Financial Services Group Inc.	90,483	18,829
	Marsh & McLennan Cos. Inc.	108,494	18,818
	Bank of New York Mellon Corp.	154,217	18,295
	US Bancorp	347,897	18,094
	Aon plc Class A	48,059	15,512
	Moody's Corp.	34,357	14,988
	KKR & Co. Inc.	153,710	14,218
	Travelers Cos. Inc.	48,447	14,131
	Truist Financial Corp.	282,448	12,984
	Arthur J Gallagher & Co.	57,518	12,457
*	Robinhood Markets Inc. Class A	176,970	12,264
	Allstate Corp.	58,225	12,072
	Apollo Global Management Inc.	103,946	11,582
	Aflac Inc.	104,508	11,466
	Fifth Third Bancorp	201,756	9,374
	Ameriprise Financial Inc.	20,430	9,079
	American International Group Inc.	120,031	9,032
	MSCI Inc.	16,441	8,862
*	Coinbase Global Inc. Class A	49,915	8,716
	PayPal Holdings Inc.	192,681	8,715
	MetLife Inc.	123,142	8,709
	Nasdaq Inc.	100,470	8,529
	Hartford Insurance Group Inc.	62,393	8,437
	State Street Corp.	62,507	7,911
*	Arch Capital Group Ltd.	79,962	7,675
	Prudential Financial Inc.	78,076	7,627
*	Block Inc. Class A	122,485	7,371
	Huntington Bancshares Inc.	455,019	7,121
	M&T Bank Corp.	33,951	7,018
*	Fiserv Inc.	120,265	6,711
	Interactive Brokers Group Inc. Class A	99,578	6,679
	Cboe Global Markets Inc.	23,443	6,589
	Willis Towers Watson plc	21,337	6,203
	Northern Trust Corp.	41,803	5,834
	Citizens Financial Group Inc.	95,330	5,717
	Raymond James Financial Inc.	38,973	5,643
	Cincinnati Financial Corp.	34,971	5,503
	Fidelity National Information Services Inc.	116,134	5,448
	Synchrony Financial	77,951	5,302
	Regions Financial Corp.	194,738	5,087
	Ares Management Corp. Class A	46,143	5,034
*	Corpay Inc.	15,642	4,552
	W R Berkley Corp.	66,879	4,433
	T. Rowe Price Group Inc.	49,044	4,421
	Brown & Brown Inc.	65,468	4,269

		Shares	Market Value ($000)
	KeyCorp	210,266	4,216
	Loews Corp.	37,849	4,040
	Principal Financial Group Inc.	44,394	4,000
	Global Payments Inc.	50,850	3,422
	Everest Group Ltd.	9,126	2,983
	Jack Henry & Associates Inc.	16,210	2,562
	Globe Life Inc.	17,801	2,477
	Assurant Inc.	11,160	2,431
	Invesco Ltd.	99,100	2,407
	FactSet Research Systems Inc.	8,321	1,806
	Franklin Resources Inc.	68,290	1,613
	Erie Indemnity Co. Class A	5,671	1,425
			1,558,778
Health Care (9.5%)
	Eli Lilly & Co.	177,461	163,223
	Johnson & Johnson	539,697	131,924
	AbbVie Inc.	395,794	86,081
	Merck & Co. Inc.	555,846	66,863
	UnitedHealth Group Inc.	202,859	54,892
	Amgen Inc.	120,588	42,429
	Thermo Fisher Scientific Inc.	84,143	41,359
	Abbott Laboratories	389,436	39,983
	Gilead Sciences Inc.	277,840	38,723
*	Intuitive Surgical Inc.	79,537	36,666
	Pfizer Inc.	1,273,187	35,751
	Bristol-Myers Squibb Co.	456,042	27,659
	Danaher Corp.	140,871	26,709
*	Vertex Pharmaceuticals Inc.	56,879	25,399
	Stryker Corp.	77,121	25,341
	Medtronic plc	287,112	24,878
	McKesson Corp.	27,429	23,736
*	Boston Scientific Corp.	332,024	20,835
	CVS Health Corp.	284,779	20,453
	Regeneron Pharmaceuticals Inc.	22,573	17,441
	HCA Healthcare Inc.	35,062	16,593
	Cigna Group	59,004	15,739
	Elevance Health Inc.	49,426	14,469
	Cencora Inc.	43,596	13,695
	Zoetis Inc.	94,495	11,170
	Cardinal Health Inc.	52,689	11,134
*	Edwards Lifesciences Corp.	130,090	10,418
*	IDEXX Laboratories Inc.	17,875	10,044
	Becton Dickinson & Co.	63,737	10,021
	ResMed Inc.	32,663	7,332
	GE HealthCare Technologies Inc.	101,967	7,258
	Agilent Technologies Inc.	63,268	7,211
*	Waters Corp.	22,002	6,552
*	IQVIA Holdings Inc.	38,053	6,490
*	Biogen Inc.	32,842	6,021
*	Mettler-Toledo International Inc.	4,544	5,731
*	Dexcom Inc.	86,356	5,423
	Labcorp Holdings Inc.	18,554	4,950
	STERIS plc	21,923	4,848
	Quest Diagnostics Inc.	24,683	4,837
	Humana Inc.	26,976	4,677
	West Pharmaceutical Services Inc.	16,100	4,035
	Zimmer Biomet Holdings Inc.	44,409	4,015
*	Moderna Inc.	78,046	3,965
*	Hologic Inc.	49,673	3,755
*	Incyte Corp.	37,498	3,529
	Viatris Inc.	258,452	3,492
*	Centene Corp.	104,702	3,428
*	Insulet Corp.	15,731	3,301
*	Cooper Cos. Inc.	43,986	3,145
*	Align Technology Inc.	14,951	2,563
	Revvity Inc.	25,405	2,226
	Universal Health Services Inc. Class B	12,361	2,212
*	Solventum Corp.	33,171	2,166
	Baxter International Inc.	114,501	1,924

		Shares	Market Value ($000)
*	Charles River Laboratories International Inc.	10,946	1,888
	Bio-Techne Corp.	35,023	1,830
*	Henry Schein Inc.	22,275	1,642
*	DaVita Inc.	7,494	1,152
			1,185,226
Industrials (9.0%)
	Caterpillar Inc.	104,206	73,826
	GE Aerospace	234,891	66,655
	RTX Corp.	300,626	57,991
	GE Vernova Inc.	60,365	52,693
*	Boeing Co.	175,882	35,006
*	Uber Technologies Inc.	460,888	33,152
	Union Pacific Corp.	132,854	32,233
	Honeywell International Inc.	142,182	32,137
	Deere & Co.	56,454	31,801
	Eaton Corp. plc	86,987	31,113
	Lockheed Martin Corp.	45,345	27,406
	Parker-Hannifin Corp.	28,258	25,298
	Vertiv Holdings Co. Class A	85,646	21,461
	Howmet Aerospace Inc.	89,750	20,684
	Trane Technologies plc	49,552	20,650
	Northrop Grumman Corp.	29,859	20,371
	General Dynamics Corp.	56,819	19,501
	Waste Management Inc.	83,057	19,086
	Quanta Services Inc.	33,417	18,347
	Automatic Data Processing Inc.	90,080	18,302
	Johnson Controls International plc	137,045	17,946
	FedEx Corp.	48,456	17,259
	3M Co.	118,008	17,138
	CSX Corp.	416,666	17,104
	Cummins Inc.	30,961	16,658
	Emerson Electric Co.	125,838	16,487
	United Parcel Service Inc. Class B	165,439	16,276
	Illinois Tool Works Inc.	58,757	15,294
	TransDigm Group Inc.	12,647	14,657
	L3Harris Technologies Inc.	41,830	14,438
	Norfolk Southern Corp.	50,305	14,437
	PACCAR Inc.	117,673	13,591
	Cintas Corp.	76,167	12,883
	Fastenal Co.	257,086	11,929
	AMETEK Inc.	51,585	11,058
	Comfort Systems USA Inc.	7,875	10,860
	WW Grainger Inc.	9,791	10,680
	United Rentals Inc.	14,101	10,273
	Carrier Global Corp.	175,817	9,900
	Republic Services Inc.	45,107	9,879
	Delta Air Lines Inc.	145,504	9,673
	Westinghouse Air Brake Technologies Corp.	38,164	9,538
	Rockwell Automation Inc.	25,179	9,036
	Old Dominion Freight Line Inc.	41,146	8,040
*	Axon Enterprise Inc.	17,690	7,513
	EMCOR Group Inc.	10,041	7,413
	Otis Worldwide Corp.	86,917	6,700
*	United Airlines Holdings Inc.	72,505	6,676
	Paychex Inc.	72,445	6,674
*	Copart Inc.	199,095	6,610
	Xylem Inc.	54,444	6,506
	Ingersoll Rand Inc.	79,849	6,397
	Dover Corp.	30,149	6,285
	Verisk Analytics Inc.	31,225	5,925
	Hubbell Inc. Class B	11,885	5,832
	Veralto Corp.	55,446	4,903
	Equifax Inc.	27,015	4,865
	Leidos Holdings Inc.	28,686	4,461
	CH Robinson Worldwide Inc.	26,616	4,420
	Expeditors International of Washington Inc.	29,940	4,288
	Broadridge Financial Solutions Inc.	26,197	4,256
	Snap-on Inc.	11,616	4,219
	Southwest Airlines Co.	109,596	4,117

		Shares	Market Value ($000)
	Fortive Corp.	70,326	3,888
	JB Hunt Transport Services Inc.	16,759	3,551
	Rollins Inc.	65,481	3,497
	Textron Inc.	39,078	3,422
	Jacobs Solutions Inc.	26,363	3,355
	Huntington Ingalls Industries Inc.	8,765	3,330
	Lennox International Inc.	7,165	3,325
	Pentair plc	36,711	3,198
	IDEX Corp.	16,789	3,182
	Nordson Corp.	11,876	3,160
	Allegion plc	19,292	2,803
	Masco Corp.	45,756	2,762
*	Generac Holdings Inc.	13,153	2,569
	Stanley Black & Decker Inc.	34,497	2,451
*	Builders FirstSource Inc.	24,797	2,042
	A O Smith Corp.	25,156	1,659
			1,129,001
Information Technology (32.9%)
	NVIDIA Corp.	5,441,907	949,069
	Apple Inc.	3,287,802	834,411
	Microsoft Corp.	1,662,939	615,570
	Broadcom Inc.	1,061,793	328,636
	Micron Technology Inc.	252,059	85,156
*	Palantir Technologies Inc. Class A	511,573	74,833
*	Advanced Micro Devices Inc.	365,127	74,278
	Cisco Systems Inc.	884,907	68,660
	Applied Materials Inc.	177,756	60,755
	Lam Research Corp.	279,674	59,755
	Oracle Corp.	379,746	55,864
	International Business Machines Corp.	209,331	50,740
*	Intel Corp.	1,051,498	46,403
	KLA Corp.	29,355	43,223
	Texas Instruments Inc.	203,232	39,455
	Salesforce Inc.	209,825	39,168
	Analog Devices Inc.	109,426	34,813
	Amphenol Corp. Class A	275,306	34,785
	QUALCOMM Inc.	238,930	30,769
*	Palo Alto Networks Inc.	180,956	29,011
*	Arista Networks Inc.	231,274	28,396
	Accenture plc Class A	137,790	27,322
	Intuit Inc.	62,315	26,944
*	ServiceNow Inc.	234,232	24,489
*	AppLovin Corp. Class A	60,690	24,155
	Corning Inc.	174,877	23,778
*	Adobe Inc.	91,913	22,342
*	Crowdstrike Holdings Inc. Class A	56,447	22,037
*	Sandisk Corp.	33,047	20,996
	Western Digital Corp.	75,898	20,530
	Seagate Technology Holdings plc	48,820	19,126
*	Synopsys Inc.	42,871	16,998
*	Cadence Design Systems Inc.	60,996	16,949
	Motorola Solutions Inc.	37,068	16,086
	TE Connectivity plc	65,720	13,737
*	Ciena Corp.	31,541	12,245
	Monolithic Power Systems Inc.	10,906	11,924
*	Fortinet Inc.	141,525	11,565
*	Autodesk Inc.	47,481	11,367
*	Lumentum Holdings Inc.	15,985	11,234
	NXP Semiconductors NV	56,339	11,091
	Dell Technologies Inc. Class C	66,523	10,918
*	Keysight Technologies Inc.	38,400	10,843
	Teradyne Inc.	35,057	10,393
*	Coherent Corp.	41,967	9,997
*	Datadog Inc. Class A	73,467	8,673
	Roper Technologies Inc.	23,853	8,441
	Microchip Technology Inc.	121,039	7,820
	Hewlett Packard Enterprise Co.	296,933	7,070
	Cognizant Technology Solutions Corp. Class A	106,901	6,558
*	Teledyne Technologies Inc.	10,506	6,356

		Shares	Market Value ($000)
	Jabil Inc.	23,599	6,269
*	Workday Inc. Class A	47,616	6,186
*	Fair Isaac Corp.	5,321	5,680
*	ON Semiconductor Corp.	88,398	5,474
	Qnity Electronics Inc.	46,944	5,416
*	First Solar Inc.	24,087	4,751
	VeriSign Inc.	18,525	4,601
	NetApp Inc.	43,187	4,422
	HP Inc.	205,917	3,956
*	PTC Inc.	26,722	3,808
*	Akamai Technologies Inc.	32,277	3,707
*	F5 Inc.	12,684	3,670
	CDW Corp.	29,163	3,529
*	Trimble Inc.	53,257	3,474
*	Tyler Technologies Inc.	9,661	3,308
*	Super Micro Computer Inc.	113,236	2,578
*	Gartner Inc.	15,808	2,503
*	GoDaddy Inc. Class A	30,197	2,496
	Gen Digital Inc.	123,795	2,331
*	Zebra Technologies Corp. Class A	11,039	2,308
	Skyworks Solutions Inc.	33,733	1,806
*	EPAM Systems Inc.	12,295	1,665
			4,119,672
Materials (2.1%)
	Linde plc	104,567	51,840
	Newmont Corp.	244,381	26,454
	Freeport-McMoRan Inc.	322,100	18,933
	Sherwin-Williams Co.	51,619	16,546
	CRH plc	150,076	15,776
	Ecolab Inc.	57,075	15,183
	Air Products and Chemicals Inc.	49,850	14,481
	Corteva Inc.	150,539	12,602
	Nucor Corp.	51,267	8,669
	Vulcan Materials Co.	29,601	8,060
	Martin Marietta Materials Inc.	13,487	7,940
	Dow Inc.	160,907	6,702
	Steel Dynamics Inc.	30,706	5,527
	PPG Industries Inc.	50,220	5,368
	Albemarle Corp.	26,370	4,734
	LyondellBasell Industries NV Class A	57,719	4,650
	Smurfit Westrock plc	116,616	4,647
	CF Industries Holdings Inc.	34,965	4,540
	Packaging Corp. of America	20,025	4,250
	International Paper Co.	117,877	4,208
	DuPont de Nemours Inc.	91,724	4,201
	International Flavors & Fragrances Inc.	57,232	4,152
	Amcor plc	103,672	4,121
	Ball Corp.	60,145	3,555
	Avery Dennison Corp.	17,343	2,995
	Mosaic Co.	71,538	1,824
			261,958
Real Estate (1.9%)
	Welltower Inc.	156,272	30,896
	Prologis Inc.	208,161	27,515
	Equinix Inc.	22,003	21,568
	American Tower Corp.	104,814	18,089
	Simon Property Group Inc.	72,863	13,591
	Digital Realty Trust Inc.	72,310	13,031
	Realty Income Corp.	205,961	12,601
	Public Storage	35,400	9,589
*	CBRE Group Inc. Class A	65,157	8,826
	Ventas Inc.	106,298	8,693
	Crown Castle Inc.	97,551	7,932
	Iron Mountain Inc.	66,231	6,765
	Extra Space Storage Inc.	47,564	6,237
	VICI Properties Inc. Class A	220,058	6,012
	AvalonBay Communities Inc.	31,741	5,185
	Equity Residential	77,172	4,565
	SBA Communications Corp.	23,773	4,092

			Shares	Market Value ($000)
		Weyerhaeuser Co.	161,491	3,945
*		CoStar Group Inc.	94,754	3,822
		Essex Property Trust Inc.	14,426	3,491
		Kimco Realty Corp.	150,762	3,388
		Mid-America Apartment Communities Inc.	26,148	3,193
		Invitation Homes Inc.	125,883	3,128
		Regency Centers Corp.	36,895	2,791
		Host Hotels & Resorts Inc.	143,581	2,751
		Healthpeak Properties Inc.	155,752	2,559
		UDR Inc.	67,250	2,272
		Camden Property Trust	23,223	2,268
		Federal Realty Investment Trust	17,652	1,875
		BXP Inc.	33,075	1,717
		Alexandria Real Estate Equities Inc.	35,046	1,627
				244,014
Utilities (2.5%)
		NextEra Energy Inc.	466,521	43,331
		Southern Co.	246,493	23,792
		Duke Energy Corp.	174,070	22,793
		Constellation Energy Corp.	69,830	19,500
		American Electric Power Co. Inc.	121,125	15,877
		Sempra	146,147	14,201
		Dominion Energy Inc.	191,132	11,816
		Entergy Corp.	101,204	11,371
		Exelon Corp.	229,388	11,245
		Vistra Corp.	71,295	10,718
		Xcel Energy Inc.	132,363	10,515
		Consolidated Edison Inc.	80,827	9,148
		Public Service Enterprise Group Inc.	111,818	9,052
		PG&E Corp.	492,319	8,650
		WEC Energy Group Inc.	72,927	8,443
		NRG Energy Inc.	47,571	6,952
		Atmos Energy Corp.	37,115	6,856
		DTE Energy Co.	46,525	6,803
		Ameren Corp.	61,785	6,791
		PPL Corp.	165,658	6,328
		CenterPoint Energy Inc.	146,072	6,304
		Edison International	86,074	6,299
		American Water Works Co. Inc.	43,673	5,943
		FirstEnergy Corp.	116,243	5,889
		Eversource Energy	83,936	5,815
		CMS Energy Corp.	68,783	5,336
		NiSource Inc.	107,165	5,000
		Evergy Inc.	51,493	4,218
		Alliant Energy Corp.	57,471	4,124
		Pinnacle West Capital Corp.	26,878	2,708
		AES Corp.	159,477	2,247
				318,065
Total Common Stocks (Cost $5,483,052)				12,499,692
		Coupon
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[1]	Vanguard Market Liquidity Fund (Cost $18,840)	3.687%	188,417	18,840
Total Investments (99.9%) (Cost $5,501,892)				12,518,532
Other Assets and Liabilities—Net (0.1%)				14,762
Net Assets (100%)				12,533,294
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2026	35	11,499	71

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Bank of America Corp.	2/1/2027	CITNA	2,584	(4.490)	84	—
Citigroup Inc.	8/31/2027	BANA	1,558	(4.380)	—	(15)
Global Payments Inc.	8/31/2026	BANA	163	(4.369)	—	(8)
Goldman Sachs Group Inc.	8/31/2027	BANA	2,900	(4.461)	12	—
JPMorgan Chase & Co.	8/31/2027	BANA	10,176	(4.435)	—	(50)
NetApp Inc.	8/31/2026	BANA	131	(4.314)	—	(4)
PayPal Holdings Inc.	8/31/2026	BANA	596	(4.467)	5	—
Raymond James Financial Inc.	2/1/2027	CITNA	56	(4.140)	—	—
VICI Properties Inc. Class A	8/31/2026	BANA	522	(4.336)	13	—
					114	(77)
1 Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The portfolio has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the portfolio’s target index. Under the terms of the swaps, the portfolio receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The portfolio also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the portfolio generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments and derivatives as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	12,499,692	—	—	12,499,692
Temporary Cash Investments	18,840	—	—	18,840
Total	12,518,532	—	—	12,518,532

Derivative Financial Instruments
Assets
Futures Contracts[1]	71	—	—	71
Swap Contracts	—	114	—	114
Total	71	114	—	185
Liabilities
Swap Contracts	—	(77)	—	(77)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.